OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2019
OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS
OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS

5 – OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS

The composition of other financial assets is as follows:

	Balance
	Current		Non-current
Other financial assets	12.31.2019	12.31.2018	12.31.2019	12.31.2018
	ThCh$	ThCh$	ThCh$	ThCh$
Financial assets measured at amortized cost (1)	30,073	14,040	1,216,865	—
Financial assets at fair value (2)	317,205	669,527	98,918,457	87,446,662
Other financial assets measured at amortized cost (3)	—	—	10,648,989	9,915,663
Total	347,278	683,567	110,784,311	97,362,295
(1)	Financial instruments held by the Company other than cash and cash equivalents. They mainly consist of time deposits with short-term maturities (more than 90 days).
(2)	See detail in Note 22
(3)	Correspond to the rights in the Argentinean company Alimentos de Soya S.A., which are framed in the purchase of the “AdeS” brand managed by The Coca-Cola Company at the end of 2016.